DEBT - Interest Expenses Reconciliation (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 1,831,545	$ 2,732,528	$ 5,711,330	$ 9,196,061	$ 11,460,747	$ 7,382,610
Amortization of deferred financing costs					1,025,093	638,200
Loss on interest rate swaps	(166,338)	(272,912)	(684,057)	1,019,840	770,898	820,496
Accrued interest payable	54,980		54,980		45,636	22,282
Secured Debt
Debt Instrument [Line Items]
Interest expense	1,812,254	2,154,363	5,638,890	6,454,546	8,470,248	5,698,606
Amortization of deferred financing costs	141,235	435,179	355,661	693,810	937,564	601,658
Loss on interest rate swaps	(166,539)	(231,207)	(586,782)	1,164,490	1,172,781	843,174
Unsecured Debt
Debt Instrument [Line Items]
Interest expense	27,486	128,333	169,571	449,791	527,047	190,130
Amortization of deferred financing costs	$ 16,605	$ 42,288	$ 60,468	$ 117,624	128,171	36,542
Other loan fees					$ 224,936	$ 12,500